Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contingencies

Note 10. Contingencies

      During the fourth quarter of 2021, the Company reached preliminary settlement on an employee related matter in the US. The financial statements for the year ended December 31,2021 include a provision in respect of this settlement.

The Company is a party to various other legal proceedings, the outcome of which, in the opinion of management, will not have a significant adverse effect on the financial position, profitability or cash flows of the Company.